Common Shares (Tables)	12 Months Ended
Jun. 30, 2016
Changes in Accumulated Other Comprehensive Income for Foreign Currency Translation

The changes in accumulated other comprehensive income for foreign currency translation is as follows:

	2016	2015
Balance at June 30,	$(2,120)	$(7,122)
Foreign currency translation	2,133	5,002

Current period comprehensive income	2,133	5,002

Balance at June 30,	$13	$(2,120)